CONDENSED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Cash	$ 576,437	$ 971,469
Prepaid expenses	179,500	328,114
Total Current Assets	755,937	1,299,583
Marketable securities held in Trust Account	132,259,019	132,253,093
TOTAL ASSETS	133,014,956	133,552,676
LIABILITIES AND STOCKHOLDERS' DEFICT
Accrued expenses	272,834	124,265
Total Current Liabilities	272,834	124,265
Deferred underwriting fee payable	4,628,750	4,628,750
Total Liabilities	14,526,709	19,353,015
Commitments and Contingencies (Note 7)
Class A common stock subject to possible redemption, 13,225,000 shares at redemption value as of September 30, 2021 and December 31, 2020	132,250,000	132,250,000
Stockholders' Deficit
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(13,762,084)	(18,050,670)
Total Stockholders' Deficit	(13,761,753)	(18,050,339)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	133,014,956	133,552,676
Private Warrants [Member]
LIABILITIES AND STOCKHOLDERS' DEFICT
Warrant liabilities	3,740,000	5,673,000
Public Warrants [Member]
LIABILITIES AND STOCKHOLDERS' DEFICT
Warrant liabilities	5,885,125	8,927,000
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' DEFICT
Class A common stock subject to possible redemption, 13,225,000 shares at redemption value as of September 30, 2021 and December 31, 2020		132,250,000
Stockholders' Deficit
Common stock	0	0
Class B Common Stock [Member]
Stockholders' Deficit
Common stock	$ 331	$ 331